Concentrations	6 Months Ended
Mar. 31, 2026
Concentrations [Abstract]
CONCENTRATIONS

21. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2025 and March 31, 2026 cash, cash equivalents and restricted cash balances in the PRC was $517,338 and $790,507, respectively, which were primarily deposited in financial institutions located in PRC, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($71,366). To limit exposure to credit risk relating to deposits, the Group primarily place cash and cash equivalent deposits with large financial institutions in PRC which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$2,774,919	24%	$2,223,914	30%
B	2,727,840	24%	2,203,297	29%
C	2,457,178	21%	*	*
D	2,000,910	17%	1,283,554	17%
E	*	*	823,268	11%
Total	$9,960,847	86%	$6,534,033	87%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
F	$73,873	46%	$-	-
G	*	*	13,711	11%
Total	73,873	46%	13,711	11%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March 31, 2025 and 2026.

	Six months ended March 31,
	2025		2026
Customer	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
B	$1,714,509	26%	$2,310,659	36%
A	1,712,237	26%	1,658,720	26%
C	1,485,858	23%	*	*
E	880,424	13%	*	*
D	*	*	1,125,517	18%
Total	$5,793,028	88%	$5,094,896	80%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$121,432	43%	$125,322	27%
B	48,206	17%	49,751	11%
C	*	*	63,697	14%
D	*	*	52,984	12%
Total	$169,638	60%	$291,754	64%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
E	$2,250,346	24%	$8,449,809	48%
F	1,506,456	16%	2,380,748	13%
G	1,429,760	15%	2,623,779	15%
H	1,350,234	15%	2,711,536	15%
I	1,316,705	14%	*	*
J	1,263,047	14%	*	*
Total	$9,116,548	98%	$16,165,872	91%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2025 and 2026.

	Six months ended March 31,
	2025		2026
Supplier	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
H	$2,925,067	29%	$1,411,627	19%
F	2,815,761	27%	1,101,577	15%
E	1,584,037	15%	836,402	11%
G	1,358,763	13%	3,168,262	43%
Total	$8,683,628	84%	$6,517,868	88%

*	The percentage is below 10%